Remuneration System for the Management Board and Employees of the Group - Convertible Bonds - 2013 Program - Summary of Development of Convertible Bond Plans for Group Employees (Detail) - Convertible bonds 2013 Program [member] - shares
	12 Months Ended	60 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Disclosure of share options share-based payment arrangement [line items]
Beginning balance	24,647
Convertible Bonds, Granted	0
Convertible Bonds, Exercised	(24,647)
Convertible Bonds, Forfeited	0	(13,414)
Convertible Bonds, Expired	0
Ending balance	0